DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated cash flows) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash used in operating activities of discontinued operations	$ (71,292)	$ (1,602,478)
Net cash provided by investing activities of discontinued operations	51,357	1,168,349
Net cash used in financing activities of discontinued operations	(58,032)	(105,360)
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash used in operating activities of discontinued operations	(71,292)	(1,602,478)
Net cash provided by investing activities of discontinued operations	51,357	1,168,349
Net cash used in financing activities of discontinued operations	$ (58,032)	$ (105,360)